Discontinued Operations (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Inventory		$ 611
Other current assets	23	34
Current assets - held for sale	23	645
Property and equipment, net		995
Other assets		28
Non-current assets - held for sale		1,023
Accounts payable	23	30
Accrued liabilities	11	13
Current liabilities - held for sale	$ 34	$ 43